PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
	December 31,		March 31,
	2013	2014	2015
			Unaudited

Cost:
Computers and related equipment	$2,040	$2,293	$2,360
Leasehold improvements	575	557	709
Office furniture and equipment	406	687	811
Trade show equipment	60	—	—

	3,081	3,537	3,880

Less accumulated depreciation	1,809	1,389	1,559

Depreciated cost	$1,272	$2,148	$2,321